Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		10 Months Ended
	Jul. 02, 2021	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity		Feb. 25, 2021
Proceeds from initial public offering		$ 245,600,000
Proceeds from private placement issue		6,400,000
Deferred underwriting fee		7,700,000
Minimum net worth to consummate business combination		$ 5,000,001
Percentage of public shares that can be transferred without any restriction		15.00%
Percentage of public shares to be redeemed in case business combination is not consummated		100.00%
Interest to pay dissolution expenses		$ 100,000
Per share value of restricted assets		$ 10.00
Percentage of public shares redemption	100.00%
Cash		$ 428,189
Working Capital		1,057,614
Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from private placement issue		$ 640,000
Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquire as a percentage of fair value of assets in the trust account		80.00%
Equity method investment ownership percentage		50.00%
Common Class A [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from initial public offering		$ 250,000,000
Common Class A [Member] | IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	25,000,000
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 250,000,000
Transaction costs incurred in connection with initial public offering		12,488,190
Underwriting fee		4,400,000
Deferred underwriting fee		7,700,000
Deferred offering costs		388,190
Common stock held in trust account	$ 250,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	3,000,000
Common Class A [Member] | Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	640,000
Sale of stock price per share	$ 10.00
Proceeds from private placement issue	$ 6,400,000	$ 6,400,000